Revenue from Contract with Customer Revenue from Contract with Customer - Net System Sales per End-Use (Details) € in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€) Unit	Dec. 31, 2018 EUR (€) Unit	Dec. 31, 2017 EUR (€) Unit
Disaggregation of Revenue [Line Items]
Net Sales	€ 11,820.0	€ 10,944.0	€ 8,962.7
System sales
Disaggregation of Revenue [Line Items]
Net system sales in units | Unit	344	338	292
Net Sales	€ 8,996.2	€ 8,259.1	€ 6,424.4
System sales | Logic
Disaggregation of Revenue [Line Items]
Net system sales in units | Unit	238	125	145
Net Sales	€ 6,565.3	€ 3,713.7	€ 3,456.7
System sales | Memory
Disaggregation of Revenue [Line Items]
Net system sales in units | Unit	106	213	147
Net Sales	€ 2,430.9	€ 4,545.4	€ 2,967.7